Note 19 - Common Stock	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
19.
       Common Stock

Following the Company’s prospectus supplement filed with the SEC on
December 20, 2016,
the Company issued and sold at-the-market (ATM)
978,847
shares of common stock during
December 2016
for gross proceeds net of commissions of
$2.2
million.

On
December 14, 2016,
the Company reached an agreement with Friends Investment Co., an affiliate and its largest shareholder, to sell to Friends
719,425
shares of common stock at
$1.39
per share, the closing price of the Company shares on
December 14, 2016,
for total proceeds of
$1,000,000.

On
December 23, 2016,
the Company issued
900,000
shares of common stock at
$2.00
per share in order to purchase M/V “RT Dagr” from a related party (Tennenbaum Capital Partners, a holder of the Company's Series B Preferred Shares), a feeder containership vessel.

During
January 2017,
following the Company’s prospectus supplement filed with the SEC on
December 20, 2016,
the Company issued and sold at-the-market (ATM)
301,780
shares of common stock for gross proceeds net of commissions of
$0.6
million.